EARNINGS PER SHARE (Tables)	12 Months Ended
Aug. 31, 2019
EARNINGS PER SHARE
Schedule of Earnings Per Share

	For the year ended August 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator used in basic and diluted earnings per share:
Net earnings attributable to Bright Scholar Education Holdings Limited	172,050	246,969	241,099
Earnings available for future distribution	172,050	246,969	241,099
Shares (denominator):
Weighted average common shares outstanding used in computing basic earnings per share	104,839,041	122,088,201	122,322,894
Weighted average common shares outstanding used in computing diluted earnings per share	104,839,041	122,186,796	122,430,457
Net earnings per share
Basic	1.64	2.02	1.97
Diluted	1.64	2.02	1.97